GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology company, providing high-quality advertising solutions to brands and publishers, high-impact ad formats that capture consumer attention and drives engagement, branded search providing publishers with engagement and monetization solutions and a social programmatic platform.

b.
On January 2, 2014, the Company purchased all the outstanding shares of ClientConnect Ltd. ("ClientConnect"), in a stock-for-stock transaction. The ClientConnect acquisition has been reflected in the financial statements as a reverse acquisition of all of the outstanding shares and options by ClientConnect using the acquisition method of accounting whereby ClientConnect is the deemed accounting acquirer and Perion is the deemed accounting acquiree.

On February 10, 2015, the Company completed the acquisition of Make Me Reach SAS ("MMR") and on November 30, 2015, completed the acquisition of Interactive Holding Corp and its subsidiaries (collectively referred to as "Undertone").

c.
In March 2016, the Company decided to discontinue the operations of the mobile self-serve side of the business and put out for sale the mobile engagement business, both under the Growmobile business. Certain parts of the mobile marketing platform were redeployed so that it no longer functions as an independent business. In August 2016, the Company completed the sale of mobile engagement business. Accordingly, the statements of income and statements of cash flows, related to the mobile self-serve and mobile engage operations are classified as discontinued operations for all periods presented. As of December 31, 2015 and 2016, the carrying amounts of the assets and liabilities discontinued were immaterial (see Note 2).